Loans	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans
(4)	Loans

Major classifications of loans at December 31, 2014 and 2013 are summarized as follows:

	2014	2013
Commercial, financial, and agricultural	$131,657	115,005
Factored commercial receivables	82,600	—
Real estate - mortgage	577,268	403,053
Real estate - construction	83,663	58,372
Consumer	13,962	6,113
Leases	—	6

	889,150	582,549
Less: Unearned fees	429	547

Total loans and leases	888,721	582,002
Allowance for loan losses	(9,802)	(9,119)

Total net loans and leases	$878,919	572,883

The Banks grant loans and extensions of credit to individuals and a variety of businesses located in their general trade areas throughout Alabama and Florida, including metropolitan Birmingham, Huntsville, Lee County and Baldwin County in Alabama and metropolitan Orlando and Vero Beach in Florida. Through CBI, the Company also purchases receivables from transportation companies and automotive parts and service providers nationwide. Although the Banks have a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate and is dependent upon the real estate market. Portfolio segments utilized by the Banks are identified below. Relevant risk characteristics for these portfolio segments generally include debt service coverage, loan-to-value ratios and financial performance on non-consumer loans and credit scores, debt-to-income, collateral type and loan-to-value ratios for consumer loans.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014, 2013 and 2012. The acquired loans are not included in the allowance for loan losses calculation, as these loans are recorded at fair value and there has been no further indication of credit deterioration that would require an additional provision.

	Commercial,	Factored
	financial, and	Commercial	Real estate -	Real estate -
	agricultural	receivables	mortgage	Construction	Consumer	Leases	Unallocated	Total
Balance, December 31, 2014
Balance, beginning of year	$1,398	—	4,449	964	243	—	2,065	9,119
Provisions charged to operating expense	61	978	988	(350)	298	—	(997)	978
Loans charged off	(3)	(656)	(429)	—	—	—	—	(1,088)
Recoveries	67	633	39	33	21	—	—	793

Balance, end of year	$1,523	955	5,047	647	562	—	1,068	9,802

Ending balance, individually evaluated for impairment	$—	473	350	50	—	—	—	873
Ending balance, collectively evaluated for impairment	1,523	482	4,697	597	562	—	1,068	8,929
Loans:
Individually evaluated for impairment	$—	1,605	2,078	198	—	—	—	3,881
Collectively evaluated for impairment	$130,656	80,995	568,363	82,551	13,627	—	—	876,192
Acquired loans with deteriorated credit quality	$1,001	—	6,827	914	335	—	—	9,077

	Commercial,	Factored
	financial, and	Commercial	Real estate -	Real estate -
	agricultural	receivables	mortgage	Construction	Consumer	Leases	Unallocated	Total
Balance, December 31, 2013
Balance, beginning of year	$1,158	—	5,093	497	170	3	3,099	10,020
Provisions charged to operating expense	(47)	—	864	162	58	(3)	(1,034)	—
Loans charged off	(32)	—	(1,557)	—	—	—	—	(1,589)
Recoveries	319	—	49	305	15	—	—	688

Balance, end of year	$1,398	—	4,449	964	243	—	2,065	9,119

Ending balance, individually evaluated for impairment	$—	—	—	—	—	—	—	—
Ending balance, collectively evaluated for impairment	$1,398	—	4,449	964	243	—	2,065	9,119
Loans:
Individually evaluated for impairment	$27	—	3,344	—	—	—	—	3,371
Collectively evaluated for impairment	$114,978	—	399,709	58,372	6,113	6	—	579,178

	Commercial,	Factored
	financial, and	Commercial	Real estate -	Real estate -
	agricultural	receivables	mortgage	Construction	Consumer	Leases	Unallocated	Total
Balance, December 31, 2012
Balance, beginning of year	$1,423	—	5,509	1,071	90	29	2,221	10,343
Provisions charged to operating expense	(435)	—	(397)	(303)	408	(25)	877	125
Loans charged off	(41)	—	(409)	(1,292)	(372)	—	—	(2,114)
Recoveries	211	—	391	1,021	43	—	—	1,666

Balance, end of year	$1,158	—	5,094	497	169	4	3,098	10,020

Ending balance, individually evaluated for impairment	$—	—	—	—	—	—	—	—
Ending balance, collectively evaluated for impairment	$1,158	—	5,094	497	169	4	3,098	10,020
Loans:
Individually evaluated for impairment	$—	—	244	—	—	—	—	244
Collectively evaluated for impairment	$92,147	—	302,873	36,267	10,030	413	—	441,730

The Banks individually evaluate for impairment all loans that are on nonaccrual status. Additionally, all troubled debt restructurings are individually evaluated for impairment. A loan is considered impaired when, based on current events and circumstances, it is probable that all amounts due according to the contractual terms of the loan will not be collected. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price, or the fair value of the collateral if the loan is collateral-dependent. Management may also elect to apply an additional collective reserve to groups of impaired loans based on current economic or market factors. Interest payments received on impaired loans are generally applied as a reduction of the outstanding principal balance. During 2014 and 2013, the Banks did not modify any loans that would be considered a troubled debt restructuring.

The following tables present impaired loans by class of loans as of December 31, 2014 and 2013. The purchased credit-impaired loans are not included in these tables because they are carried at fair value and accordingly have no related associated allowance.

		Unpaid		Average
	Recorded	Principal	Related	Recorded
December 31, 2014	Investment	Balance	Allowance	Investment
Impaired loans without related allowance:
Commercial, financial, and agricultural	$—	—	—	24
Factored commercial receivables	—	—	—	—
Real estate - mortgage	1,052	2,030	—	1,770
Real estate - construction	—	—	—	—
Consumer	—	—	—	—
Leases	—	—	—	—

Total	$1,052	2,030	—	1,794

Impaired loans with related allowance:
Commercial, financial, and agricultural	$—	—	—	—
Factored commercial receivables	1,605	1,605	473	321
Real estate - mortgage	1,026	1,026	350	205
Real estate - construction	198	198	50	40
Consumer	—	—	—	—
Leases	—	—	—	—

Total	$2,829	2,829	873	566

Total impaired loans:
Commercial, financial, and agricultural	$—	—	—	24
Factored commercial receivables	1,605	1,605	473	321
Real estate - mortgage	2,078	3,056	350	1,975
Real estate - construction	198	198	50	40
Consumer	—	—	—	—
Leases	—	—	—	—

Total	$3,881	4,859	873	2,360

		Unpaid		Average
	Recorded	Principal	Related	Recorded
December 31, 2013	Investment	Balance	Allowance	Investment
Impaired loans without related allowance:
Commercial, financial, and agricultural	$27	236	—	2
Real estate - mortgage	3,344	4,429	—	2,075
Real estate - construction	—	—	—	—
Consumer	—	—	—	—
Leases	—	—	—	—

Total	$3,371	4,665	—	2,077

For the years ended December 31, 2014, 2013 and 2012, the Banks did not recognize a material amount of interest income on impaired loans.

During 2009, NBC purchased certain loans that had evidence of credit deterioration since origination, and management has determined that it is probable that they will not collect all contractually-required principal and interest payments. These loans were purchased at a discount, and this discount has been deemed a non-accretable difference, as it represents management’s estimate of the difference between the contractually required payments at acquisition and the cash flows expected to be collected over the respective lives of the loans. Subsequent decreases to the expected cash flows will generally result in a provision for loan losses. Subsequent increases in cash flows result in a reversal of the provision for loan losses to the extent of prior charges or a reversal of the non-accretable difference with a positive impact on interest income. Further, any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized in interest income over the remaining life of the loan when there is a reasonable expectation about the amount and timing of such cash flows. The principal balance of the remaining loan was approximately $378,000 and $402,000 as of December 31, 2014 and 2013, respectively, and the non-accretable discount was approximately $71,000 at December 31, 2014 and 2013.

The following tables present the aging of the recorded investment in past due loans and non-accrual loan balances as of December 31, 2014 and 2013 by class of loans. All loans greater than 90 days past due are placed on non-accrual status, excluding factored receivables. For CBI’s factored receivables, which are commercial trade credit rather than promissory notes, our practice is to charge off unpaid recourse receivables when they become 90 days past due from the invoice due date and the non-recourse receivables at 120 days past due from the statement billing date. For the recourse receivables, the invoice is charged against the client reserve account established for such purposes, unless the client reserve is insufficient, at which point it is charged against loans.

	30-59 Days	60-89 Days	> 90 Days	Total
December 31, 2014	Past Due	Past Due	Past Due	Past Due	Current	Total	Non-accrual
Commercial, financial, and agricultural	$—	—	—	—	131,657	131,657	—
Factored commercial receivables	6,327	1,013	217	7,557	75,043	82,600	—
Real estate - mortgage	191	1,963	1,572	3,726	573,542	577,268	4,133
Real estate - construction	198	—	—	198	83,465	83,663	676
Consumer	188	—	132	320	13,642	13,962	56
Leases	—	—	—	—	—	—	—

Total	$6,904	2,976	1,921	11,801	877,349	889,150	4,865

	30-59 Days	60-89 Days	> 90 Days	Total
December 31, 2013	Past Due	Past Due	Past Due	Past Due	Current	Total	Non-accrual
Commercial, financial, and agricultural	$—	—	—	—	115,005	115,005	27
Real estate - mortgage	343	—	2,579	2,922	400,131	403,053	3,344
Real estate - construction	—	—	—	—	58,372	58,372	—
Consumer	—	—	—	—	6,113	6,113	—
Leases	—	—	—	—	6	6	—

Total	$343	—	2,579	2,922	579,627	582,549	3,371

The Banks categorize loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. The Banks analyze loans individually by classifying the loans as to credit risk. This analysis is performed on a continuous basis. The Banks use the following definitions for their risk ratings:

Other Assets Especially Mentioned (“OAEM”): Weakness exists that could cause future impairment, including the deterioration of financial ratios, past due status and questionable management capabilities. Collateral values generally afford adequate coverage but may not be immediately marketable.

Substandard: Specific and well-defined weaknesses exist that may include poor liquidity and deterioration of financial ratios. The loan may be past due and related deposit accounts experiencing overdrafts. Immediate corrective action is necessary.

Doubtful: Specific weaknesses characterized as Substandard that are severe enough to make collection in full unlikely. There is no reliable secondary source of full repayment. Loans classified as doubtful will usually be placed on non-accrual, analyzed and fully or partially charged off based on a review of any collateral and other relevant factors.

Loss: Specific weakness characterized as Doubtful that are severe enough to be considered uncollectible and of such minimal value that its continuance as an asset is not warranted.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be “Pass” rated loans. As of December 31, 2014 and 2013, and based on the most recent analyses performed, the risk category of loans by class of loans is as follows:

December 31, 2014	Pass	OAEM	Substandard	Doubtful	Total
Commercial, financial, and agricultural	$129,314	1,159	1,184	—	131,657
Factored commercial receivables	80,995	—	—	1,605	82,600
Real estate - mortgage	565,992	4,057	2,803	4,416	577,268
Real estate - construction	82,552	94	254	763	83,663
Consumer	13,192	201	477	92	13,962
Leases	—	—	—	—	—

Total	$872,045	5,511	4,718	6,876	889,150

December 31, 2013	Pass	OAEM	Substandard	Doubtful	Total
Commercial, financial, and agricultural	$111,828	1,257	1,893	27	115,005
Real estate - mortgage	392,568	3,829	3,312	3,344	403,053
Real estate - construction	58,372	—	—	—	58,372
Consumer	6,113	—	—	—	6,113
Leases	6	—	—	—	6

Total	$568,887	5,086	5,205	3,371	582,549